Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Conservative Allocation Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	9.67%	2.33%	4.63%
Conservative Allocation Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]	9.40%	2.08%	4.37%
Moderate Allocation Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[3]	11.17%	4.19%	6.39%
Moderate Allocation Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	[4]	10.89%	3.93%	6.12%
Aggressive Allocation Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[5]	12.73%	5.55%	7.65%
Aggressive Allocation Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	[6]	12.45%	5.28%	7.38%
Diversified Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[7]	7.08%	4.42%	6.97%
Diversified Income Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	[8]	6.81%	4.16%	6.71%
Core Bond Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[9]	7.26%	(0.24%)	2.07%
Core Bond Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	[10]	7.00%	(0.49%)	1.81%
Large Cap Value Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[11]	8.50%	6.94%	6.77%
Large Cap Value Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	[12]	8.23%	6.67%	6.51%
Large Cap Growth Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[13]	3.30%	10.09%	12.04%
Large Cap Growth Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	[14]	3.04%	9.82%	11.76%
Mid Cap Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[15]	1.27%	9.34%	11.46%
Mid Cap Fund Class II
Average Annual Return [Line Items]
Average Annual Return, Percent	[16]	1.02%	9.06%	11.19%
Madison Target Retirement 2020 Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[17]	8.94%	0.72%	3.51%
Madison Target Retirement 2030 Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[18]	10.35%	3.08%	5.91%
Madison Target Retirement 2040 Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[19]	12.29%	4.51%	7.06%
Madison Target Retirement 2050 Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	[20]	13.10%	5.41%	7.82%
ICE BofA U.S. Corporate, Government & Mortgage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[1],[21]	7.16%	(0.48%)	1.99%
Bloomberg U.S. Aggregate Bond Index Three
Average Annual Return [Line Items]
Average Annual Return, Percent	[1],[22]	7.30%	(0.36%)	2.01%
Conservative Allocation Fund Custom Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	[1],[23]	12.24%	3.84%	5.82%
ICE BofA U.S. Corporate, Government & Mortgage Index Four
Average Annual Return [Line Items]
Average Annual Return, Percent	[2],[24]	7.16%	(0.48%)	1.99%
Bloomberg U.S. Aggregate Bond Index Four
Average Annual Return [Line Items]
Average Annual Return, Percent	[2],[25]	7.30%	(0.36%)	2.01%
Conservative Allocation Fund Custom Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	[2],[26]	12.24%	3.84%	5.82%
S&P 500® Index Nine
Average Annual Return [Line Items]
Average Annual Return, Percent	[3],[27]	17.88%	14.42%	14.82%
Moderate Allocation Fund Custom Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	[3],[28]	15.82%	6.85%	8.47%
S&P 500® Index Ten
Average Annual Return [Line Items]
Average Annual Return, Percent	[4],[29]	17.88%	14.42%	14.82%
Moderate Allocation Fund Custom Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	[4],[30]	15.82%	6.85%	8.47%
S&P 500® Index Eleven
Average Annual Return [Line Items]
Average Annual Return, Percent	[5],[31]	17.88%	14.42%	14.82%
Aggressive Allocation Fund Custom Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	[5],[32]	18.71%	9.25%	10.55%
S&P 500® Index Twelve
Average Annual Return [Line Items]
Average Annual Return, Percent	[6],[33]	17.88%	14.42%	14.82%
Aggressive Allocation Fund Custom Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	[6],[34]	18.71%	9.25%	10.55%
S&P 500®Index Three
Average Annual Return [Line Items]
Average Annual Return, Percent	[7],[35]	17.88%	14.42%	14.82%
Diversified Income Custom Benchmark One
Average Annual Return [Line Items]
Average Annual Return, Percent	[7],[36]	6.94%	5.00%	6.20%
ICE BofA U.S. Corporate, Government & Mortgage Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	[7],[37]	7.16%	(0.48%)	1.99%
S&P 500® Index Four
Average Annual Return [Line Items]
Average Annual Return, Percent	[8],[38]	17.88%	14.42%	14.82%
Diversified Income Custom Benchmark Two
Average Annual Return [Line Items]
Average Annual Return, Percent	[8],[39]	6.94%	5.00%	6.20%
ICE BofA U.S. Corporate, Government & Mortgage Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	[8],[40]	7.16%	(0.48%)	1.99%
Bloomberg U.S. Aggregate Bond Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	[9],[41]	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	[10],[42]	7.30%	(0.36%)	2.01%
S&P 500® Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	[11],[43]	17.88%	14.42%	14.82%
Russell 1000® Value Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	[11],[44]	15.91%	11.33%	10.53%
S&P 500®Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	[12],[45]	17.88%	14.42%	14.82%
Russell 1000® Value Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	[12],[46]	15.91%	11.33%	10.53%
S&P 500® Index Five
Average Annual Return [Line Items]
Average Annual Return, Percent	[13],[47]	17.88%	14.42%	14.82%
Russell 1000® Growth Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	[13],[48]	18.56%	15.32%	18.13%
S&P 500® Index Six
Average Annual Return [Line Items]
Average Annual Return, Percent	[14],[49]	17.88%	14.42%	14.82%
Russell 1000® Growth Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	[14],[50]	18.56%	15.32%	18.13%
S&P 500® Index Seven
Average Annual Return [Line Items]
Average Annual Return, Percent	[15],[51]	17.88%	14.42%	14.82%
Russell Midcap® Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	[15],[52]	10.60%	8.67%	11.01%
S&P 500® Index Eight
Average Annual Return [Line Items]
Average Annual Return, Percent	[16],[53]	17.88%	14.42%	14.82%
Russell Midcap® Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	[16],[54]	10.60%	8.67%	11.01%
Bloomberg U.S. Aggregate Bond Index Five
Average Annual Return [Line Items]
Average Annual Return, Percent	[17],[55]	7.30%	(0.36%)	2.01%
S&P Target Date® To 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[17],[56]	10.96%	4.40%	5.92%
Russell 3000® Index One
Average Annual Return [Line Items]
Average Annual Return, Percent	[18],[57]	17.15%	13.15%	14.29%
S&P Target Date® To 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[18],[58]	13.97%	6.50%	7.83%
Russell 3000® Index Two
Average Annual Return [Line Items]
Average Annual Return, Percent	[19],[59]	17.15%	13.15%	14.29%
S&P Target Date® To 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[19],[60]	17.26%	8.69%	9.52%
Russell 3000® Index Three
Average Annual Return [Line Items]
Average Annual Return, Percent	[20],[61]	17.15%	13.15%	14.29%
S&P Target Date® To 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	[20],[62]	19.18%	9.97%	10.47%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[2]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[3]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[4]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[5]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[6]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[7]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[8]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[9]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[10]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[11]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[12]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[13]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[14]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[15]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[16]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[17]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[18]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[19]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[20]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[21]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
[22]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[23]	The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000 Index and 10.5% MSCI ACWI ex-US Index.
[24]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
[25]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[26]	The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000 Index and 10.5% MSCI ACWI ex-US Index.
[27]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
[28]	The Moderate Allocation Fund Custom Index consists of 40% Bloomberg US Aggregate Bond Index, 42% Russell 3000® Index and 18% MSCI ACWI ex-USA Index (net).
[29]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
[30]	The Moderate Allocation Fund Custom Index consists of 40% Bloomberg US Aggregate Bond Index, 42% Russell 3000® Index and 18% MSCI ACWI ex-USA Index (net).
[31]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
[32]	The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index.
[33]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
[34]	The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index.
[35]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
[36]	The Diversified Income Custom Benchmark consists of 50% Bloomberg US Intermediate Aggregate Bond Index; 30% Dow Jones US Dividend 100 Index; 20% CBOE S&P 500 BuyWrite Index.
[37]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
[38]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
[39]	The Diversified Income Custom Benchmark consists of 50% Bloomberg US Intermediate Aggregate Bond Index; 30% Dow Jones US Dividend 100 Index; 20% CBOE S&P 500 BuyWrite Index.
[40]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.
[41]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[42]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[43]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
[44]	The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
[45]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
[46]	The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
[47]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
[48]	The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
[49]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
[50]	The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
[51]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
[52]	The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.
[53]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.
[54]	The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.
[55]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[56]	The S&P Target Date® To 2020 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2020.
[57]	The Russell 3000® Index is a broad-based index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US equity market.
[58]	The S&P Target Date® To 2030 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2030.
[59]	The Russell 3000® Index is a broad-based index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US equity market.
[60]	The S&P Target Date® To 2040 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2040.
[61]	The Russell 3000® Index is a broad-based index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US equity market.
[62]	The S&P Target Date® To 2050 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2050.